Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting

(5)Segment Reporting

In accordance with IFRS 8 “Operating Segments”, financial information for operating segments is reported as follows for at 31 December 2025, 2024 and 2023:

	Millions of Euros
	2025
							Consolidated
	Reference	Biopharma	Diagnostic	Bio Supplies	Others	Not Assignable	Result
Revenue from external customers (1)		6,487	640	154	243	—	7,524
Material non-cash expenses (2)		(99)	3	(1)	2	8	(87)
Results of equity-accounted entities with activities similar to the Group (2)	Note 10	(8)	—	—	—	—	(8)
Other operating revenue and expenses (2)		(4,634)	(484)	(104)	(271)	(243)	(5,736)
EBITDA (1)		1,746	159	49	(26)	(235)	1,693
Amortization (2)	Note 24(a)	(345)	(63)	(9)	(16)	(17)	(450)
Operating result (1)		1,401	96	40	(42)	(252)	1,243
Finance income						69	69
Finance costs						(697)	(697)
Financial result (1)	Note 25					(628)	(628)
Share of profit / (loss) of associates accounted for using the equity method						—	—
Income tax expense (1)	Note 28					(115)	(115)
Consolidated net profit (1)		1,401	96	40	(42)	(995)	500
Segment assets		13,411	3,389	283	855	303	18,241
Equity-accounted investments	Note 10	97	—	—	—	—	97
Unallocated assets		—	—	—	—	1,374	1,374
Total assets		13,508	3,389	283	855	1,677	19,712
Segment liabilities		2,175	515	43	576	236	3,544
Unallocated liabilities		—	—	—	—	8,564	8,564
Total liabilities		2,175	515	43	576	8,800	12,109
(1)	Key metrics reviewed by the CODM
(2)	Other material items

	Millions of Euros
	2024
							Consolidated
	Reference	Biopharma	Diagnostic	Bio Supplies	Others	Not Assignable	Result
Revenue from external customers (1)		6,143	645	216	208	—	7,212
Material non-cash expenses (2)		(5)	5	—	(8)	(4)	(12)
Results of equity-accounted entities with activities similar to the Group (2)	Note 10	(10)	—	—	47	—	37
Other operating revenue and expenses (2)		(4,529)	(476)	(159)	(193)	(251)	(5,609)
EBITDA (1)		1,599	174	57	54	(255)	1,630
Amortization (2)	Note 24(a)	(328)	(65)	(9)	(16)	(19)	(438)
Operating result (1)		1,271	109	48	38	(274)	1,192
Finance income						66	66
Finance costs						(814)	(814)
Financial result (1)	Note 25					(748)	(748)
Share of profit / (loss) of associates accounted for using the equity method						—	—
Income tax expense (1)	Note 28					(231)	(231)
Consolidated net profit (1)		1,271	109	48	38	(1,253)	213
Segment assets		14,233	3,755	349	890	—	19,227
Equity-accounted investments	Note 10	69	—	—	—	—	69
Unallocated assets		—	—	—	—	2,109	2,109
Total assets		14,302	3,755	349	890	2,109	21,405
Segment liabilities		2,324	523	82	514	—	3,443
Unallocated liabilities		—	—	—	—	9,356	9,356
Total liabilities		2,324	523	82	514	9,356	12,799

(1)Key metrics reviewed by the CODM

(2)Other material items

	Millions of Euros
	2023
								Consolidated
	Reference	Biopharma	Diagnostic	Bio Supplies	Others	Not Assignable	Intersegments	Result
Revenue from external customers (1)		5,558	670	160	204	—	—	6,592
Material non-cash expenses (2)		30	7	—	(1)	1	—	37
Results of equity-accounted entities with activities similar to the Group (2)	Note 10	2	—	—	62	—	—	64
Other operating revenue and expenses (2)		(4,370)	(500)	(107)	(241)	(253)	7	(5,464)
EBITDA (1)		1,220	177	53	24	(252)	7	1,229
Amortization (2)	Note 24 (a)	(334)	(66)	(9)	(16)	(22)	—	(447)
Operating result (1)		886	111	44	8	(274)	7	782
Finance income						64	—	64
Finance costs						(639)	—	(639)
Financial result (1)	Note 25					(575)	—	(575)
Share of profit / (loss) of associates accounted for using the equity method						(1)	—	(1)
Income tax expense (1)	Note 28					(43)	—	(43)
Consolidated net profit (1)		886	111	44	8	(893)	7	163
Segment assets		13,420	3,529	380	1,841	—	—	19,170
Equity-accounted investments	Note 10	57	—	—	364	—	—	421
Unallocated assets		—	—	—	—	1,401	—	1,401
Total assets		13,477	3,529	380	2,205	1,401	—	20,992
Segment liabilities		2,460	467	80	98	—	—	3,105
Unallocated liabilities		—	—	—	—	10,374	—	10,374
Total liabilities		2,460	467	80	98	10,374	—	13,479

(1)Key metrics reviewed by the CODM

(2)Other material items

The definition of business segments is based on the different activities carried out by the Group and their economic relevance, as well as on the organizational structure used for the management of the businesses and the manner in which Management analyzes the main operating and financial metrics for the purposes of resource allocation and performance assessment of the Group.

Segment assets, liabilities, income and expenses include items directly attributable to each segment, as well as those that can be reasonably allocated. The main unallocated items correspond, in balance sheet, to equity, cash and cash equivalents and bank borrowings, and in the statement of profit or loss, to financial result and income tax expense.

The “Not assignable expenses” caption mainly comprises the following items:

●	Corporate services: include, among others, the costs associated with general management, the finance area, the legal area (including legal expenses and legal advisory services), and the Human Resources and Information Technology departments related to corporate support functions.
●	Group financial result: arising from the centralized management of financing.
●	Taxes: since there are two consolidated tax groups —Spain and the United States— in which most of the companies belonging to the Grifols Group are included, the tax burden is presented on a centralized basis.

As of December 31, 2025 and 2024, inter‑segment transactions are not significant; consequently, the Group has eliminated sales with related parties within each segment. As of December 31, 2023, inter‑segment transactions amounted to 7 million euros.

In accordance with the Group’s corporate governance structure and its internal management and reporting model, the Chief Executive Officer (CEO) acts as the Chief Operating Decision Maker (CODM). The CEO receives operating and financial information on a monthly basis, structured by business segments, including forecasts, results for the period and key performance indicators, such as revenue and EBITDA or operating profit by segment. Such segment information constitutes the primary basis used by the CODM to assess the performance of the different segments and to make decisions regarding resource allocation and the definition of strategic priorities.

a)	Operating segments

The operating segments are as follows:

●	Biopharma: concentrates all activities related to products derived from human plasma for therapeutic use.
●	Diagnostic: including the marketing of diagnostic testing equipment, reagents and other equipment, manufactured by Group or other companies.
●	Bio Supplies: includes transactions related to biological products for non-therapeutic use and plasma sale to third parties.
●	Others: includes the provision of manufacturing services to third parties and research activities. It also includes pharmaceutical products manufactured by the Group and intended for hospital pharmacies, as well as the marketing of products that complement the Group’s own products.

Details of sales by groups of products for 2025, 2024 and 2023 are as follows:

	Millions of Euros
	2025	2024	2023
Biopharma
Haemoderivatives	6,487	6,143	5,558
Diagnostic
Transfusional medicine	623	625	648
Other diagnostic	17	20	22
Bio supplies	154	216	160
Others	243	208	204
Total	7,524	7,212	6,592

The Group has concluded that hemoderivative products are sufficiently alike to be considered as a whole for the following reasons:

●	All these products are human plasma derivatives and are manufactured in a similar way.
●	The customers and methods used to distribute these products are similar.
●	All these products are subject to the same regulations regarding production and the same regulatory environment.

At 31 December 2025, 95.3% of the income from the sale of goods and services has been recognized at a certain point-in-time (94.9% in 2024 and 98.0% in 2023).

b)Geographical information

Geographical information is grouped into four areas:

●	United States of America and Canada
●	Spain
●	Rest of the European Union
●	Rest of the world

The definition of these four segments is mainly due to the geographical level that Group management sets to manage its revenue as they respond to specific economic scenarios. The main framework of the Group is consistent with this geographical segment grouping, including the monitoring of its commercial operations and its information systems.

The financial information reported as follows for geographical areas is based on sales to third parties in these markets as well as the asset location.

	Millions of Euros
	2025
		Rest of European
	Spain	Union	USA and Canada	Rest of the world	Total
Revenues
Other information:	418	1,196	4,253	1,657	7,524
Assets by geographical area	1,639	6,943	10,673	457	19,712
Additions for the year of property, plant & equipment, intangible assets and rights of use	90	159	319	20	588

	Millions of Euros
	2024
		Rest of European
	Spain	Union	USA and Canada	Rest of the world	Total
Revenues
Other information:	423	1,076	4,087	1,626	7,212
Assets by geographical area	1,635	7,584	11,790	396	21,405
Additions for the year of property, plant & equipment, intangible assets and rights of use	57	156	256	10	479

	Millions of Euros
	2023
		Rest of European
	Spain	Union	USA and Canada	Rest of the world	Total
Revenues
Other information:	363	893	3,899	1,437	6,592
Assets by geographical area	1,191	7,055	10,967	1,779	20,992
Additions for the year of property, plant & equipment, intangible assets and rights of use	53	171	214	12	450

c)Main customers

In 2025 and 2024 there is no customer that represents more than 10% of the Group’s gross revenue. In 2023, a customer in the Biopharma segment represents approximately the 10.37% of the Group’s gross revenue.